Summary of Significant Accounting Policies - Schedule of Noncontrolling Interest (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
We Healthy [Member]
Schedule of Noncontrolling Interest [Line Items]
Noncontrolling interest	$ 31,991	$ 56,810